INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended						12 Months Ended
	Jul. 12, 2016	Jan. 21, 2016	Dec. 10, 2014	Jun. 27, 2014	Dec. 31, 2017	Oct. 31, 2017	Sep. 25, 2017	Oct. 29, 2015	May 29, 2015	Nov. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 08, 2016
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments											$ 11,322	$ 11,367	$ 9,474
Consideration for acquisition						$ 15,299
Unrealized gain on available-for-sale security											212,838	7,326	(4,002)
Market price of acquired firm						$ 15,833
Realized gain on investment											518
Investment income											6,692	3,281	1,333
Total losses for securities with net losses in accumulated other comprehensive income (loss)					$ 0						0	3,911
Proceeds from Sale of Available-for-sale Securities											13,931	13,074	0
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security											2,736	10,583
Impairment loss											$ 2,768	$ 2,232	0
Dividend received In Shares											1,378,165	2,766,177
Income tax expense related to components of other comprehensive income											$ 49,566	$ 0	0
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Dividend received In Shares						7,343,006
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Minimum [Member]
Investment And Other Income [Line Items]
Shares acquired during the period						73,430,061
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Maximum [Member]
Investment And Other Income [Line Items]
Shares acquired during the period						80,773,067
Sindeo, Inc. (the "Corporation") [Member]
Investment And Other Income [Line Items]
Consideration for acquisition								$ 5,000
Percentage of ownership interest								11.03%
Guilin Bank [Member]
Investment And Other Income [Line Items]
Shares acquired during the period	30,595,859						42,834,202
Consideration for acquisition	$ 12,173						$ 24,695
Percentage of ownership interest	1.02%						1.98%
Additional Shares Acquired In Business Acquisition							42,834,202
Chuangdian [Member]
Investment And Other Income [Line Items]
Shares acquired during the period		4,411,765
Consideration for acquisition		$ 3,294
Percentage of ownership interest		15.00%
Tospur [Member]
Investment And Other Income [Line Items]
Consideration for acquisition			$ 62,257
Percentage of ownership interest			16.00%
Equity Securities [Member]
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities					12,317
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security					2,110
Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Unrealized loss											3,735	3,097
Market price of acquired firm											4,554	20,606	23,703
Total losses for securities with net losses in accumulated other comprehensive income (loss)
Sale of Stock, Number of Shares Issued in Transaction					20,705,000
Income tax expense related to components of other comprehensive income											2,110
Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security											18,309
Market price of acquired firm											47,729
Total losses for securities with net losses in accumulated other comprehensive income (loss)					$ 0						0	3,911
Proceeds from Sale of Available-for-sale Securities					1,614
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security					$ 626
Sale of Stock, Number of Shares Issued in Transaction					3,164,000
Income tax expense related to components of other comprehensive income											626
Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Total losses for securities with net losses in accumulated other comprehensive income (loss)					$ 0						0
Discount On Market Value Of Available Sale Of Securities					198,264						198,264
Assets, fair value disclosure, recurring					318,065						318,065
Available-for-sale securities [Member]
Investment And Other Income [Line Items]
Assets, fair value disclosure, recurring					$ 370,348						$ 370,348	51,639
Available-for-sale securities [Member] | Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Shares acquired during the period				27,551,733
Consideration for acquisition				$ 13,583
Percentage of ownership interest				2.76%
Available-for-sale securities [Member] | Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Shares acquired during the period										111,935,037
Consideration for acquisition										$ 43,361
Percentage of ownership interest										17.26%
Unrealized loss												306
Market price of acquired firm												$ 31,033	$ 31,339
Available-for-sale securities [Member] | Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Shares acquired during the period									145,376,744					203,527,442
Consideration for acquisition									$ 121,393
Percentage of ownership interest									10.06%